Standards, Amendments and Interpretation Adopted in 2019 - Schedule of lease liabilities (Detail) S/ in Thousands	12 Months Ended
Dec. 31, 2019 PEN (S/)
Disclosure of lese liabilities [line Items]
Impact of implementation 2019	S/ 97,706
Adjustments on contract fees	4,039
Addition of liabilities for right-of-use	101,745
Accrued interest	5,617
Amortization	(20,326)
Interest paid	(5,368)
Foreign currency translation effect	(11)
Exchange difference	(1,441)
Short-term liabilities for right-of-use	18,246
Long-term liabilities for right-of-use	61,970
Impact on liabilities	S/ 80,216